Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.33475%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,948,809.50

Principal:
Principal Collections	$26,185,005.37
Prepayments in Full	$15,522,625.69
Liquidation Proceeds	$338,432.35
Recoveries	$8,732.33
Sub Total	$42,054,795.74
Collections	$45,003,605.24

Purchase Amounts:
Purchase Amounts Related to Principal	$258,478.96
Purchase Amounts Related to Interest	$1,170.76
Sub Total	$259,649.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,263,254.96

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,263,254.96
Servicing Fee	$868,718.53	$868,718.53	$0.00	$0.00	$44,394,536.43
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,394,536.43
Interest - Class A-2a Notes	$345,191.74	$345,191.74	$0.00	$0.00	$44,049,344.69
Interest - Class A-2b Notes	$9,501.35	$9,501.35	$0.00	$0.00	$44,039,843.34
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$42,901,549.17
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$42,522,095.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,522,095.42
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$42,398,929.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$42,398,929.75
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$42,310,583.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,310,583.92
Regular Principal Payment	$38,476,145.14	$38,476,145.14	$0.00	$0.00	$3,834,438.78
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,834,438.78
Residual Released to Depositor	$0.00	$3,834,438.78	$0.00	$0.00	$0.00
Total		$45,263,254.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,476,145.14
Total					$38,476,145.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$31,856,251.62	$66.20	$345,191.74	$0.72	$32,201,443.36	$66.92
Class A-2b Notes	$6,619,893.52	$66.20	$9,501.35	$0.10	$6,629,394.87	$66.30
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$38,476,145.14	$23.58	$2,083,952.51	$1.28	$40,560,097.65	$24.86

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$149,003,628.26	0.3096372	$117,147,376.64	0.2434383
Class A-2b Notes	$30,963,723.09	0.3096372	$24,343,829.57	0.2434383
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$912,647,351.35	0.5593401	$874,171,206.21	0.5357590

Pool Information
Weighted Average APR	3.130%	3.122%
Weighted Average Remaining Term	44.56	43.72
Number of Receivables Outstanding	44,962	43,983
Pool Balance	$1,042,462,239.72	$999,692,982.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$956,838,253.86	$917,720,569.86
Pool Factor	0.5834571	0.5595195

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$81,972,412.51
Targeted Overcollateralization Amount	$125,521,776.16
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$125,521,776.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$464,714.98
(Recoveries)		39	$8,732.33
Net Loss for Current Collection Period			$455,982.65
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5249%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1131%
Second Prior Collection Period			0.1718%
Prior Collection Period			0.3740%
Current Collection Period			0.5359%
Four Month Average (Current and Prior Three Collection Periods)			0.2987%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,571	$7,749,968.73
(Cumulative Recoveries)			$523,428.26
Cumulative Net Loss for All Collection Periods			$7,226,540.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4045%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,933.14
Average Net Loss for Receivables that have experienced a Realized Loss			$4,599.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.84%	315	$8,353,297.88
61-90 Days Delinquent	0.07%	28	$727,022.16
91-120 Days Delinquent	0.03%	11	$292,430.47
Over 120 Days Delinquent	0.07%	18	$683,295.51
Total Delinquent Receivables	1.01%	372	$10,056,046.02

Repossession Inventory:
Repossessed in the Current Collection Period		22	$689,096.08
Total Repossessed Inventory		60	$1,825,773.79

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1612%
Prior Collection Period			0.1512%
Current Collection Period			0.1296%
Three Month Average			0.1473%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1703%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer